Corporate Income Taxes- Reconciliation of Statutory Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory rate	$ 2,209	$ 2,983	$ 2,943
Lower average tax rate applicable to subsidiaries and foreign branches	(489)	(300)	(439)
Tax-exempt income from securities	(207)	(221)	(90)
Deferred income tax effect of substantively enacted tax rate changes	3	2	(2)
Other, net	27	8	(30)
Total income taxes and effective tax rate	$ 1,543	$ 2,472	$ 2,382
Income taxes at Canadian statutory rate	26.30%	26.50%	26.50%
Lower average tax rate applicable to subsidiaries and foreign branches	(5.80%)	(2.70%)	(3.90%)
Tax-exempt income from securities	(2.40%)	(2.00%)	(0.80%)
Other, net	0.30%	0.10%	(0.30%)
Total income taxes and effective tax rate	18.40%	21.90%	21.50%